OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES
Summary of other liabilities

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Non-income-based taxes and surcharges payable	37,869	52,060	7,478
Deferred revenue	88,098	117,110	16,822
Accrued offering costs	842	842	121
Payable to other investors of consolidated funds	12,745	6,578	945
Accrued expenses and others	4,838	5,293	760
Total	144,392	181,883	26,126